Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2024
Income Statement [Abstract]
Revenues		$ 54,828,834		$ 32,804,336		$ 48,519,836
Cost of revenues		54,199,744		31,876,586		45,769,459
Gross profit		629,090		927,750		2,750,377
Operating expenses:
General and administrative expenses		8,605,924		2,797,933		911,531
Selling and marketing expenses		78,852		50,176		41,613
Research and development expenses		104,357		79,544		79,985
Impairment loss on non-current assets		1,504,058
Total operating expenses		10,293,191		2,927,653		1,033,129
(Loss) income from operations		(9,664,101)		(1,999,903)		1,717,248
Other income (loss):
Interest expense		(52,446)		(45,956)		(41,186)
Interest income		216,809		363,312		76,096
Issuance costs allocated to warrant liability				(919,022)
Change in fair value of warrant liability				6,761,462
Other income (expense)		107		(12,469)		(16,909)
Total other income (loss), net		164,470		6,147,327		18,001
(Loss) income before income taxes		(9,499,631)		4,147,424		1,735,249
Income tax expense		(36,614)		(270,744)		(443,582)
Net (loss) income		(9,536,245)		3,876,680		1,291,667
Comprehensive (loss) income
Net Income (Loss)		(9,536,245)		3,876,680		1,291,667
Foreign currency translation gain (loss)		128,846		(1,133)		387
Total comprehensive (loss) income		$ (9,407,399)		$ 3,875,547		$ 1,292,054
(Loss) earnings per ordinary share
Earnings (loss) earnings per share - basic	[2]	$ (386.4)	[1]	$ 4,251.81	[1]	$ 2,701.53
Earnings (loss) earnings per share - diluted	[2]	$ (386.4)		$ 3,385.53		$ 2,701.53
Denominator:
Weighted average shares outstanding - basic		24,680		912		478
Diluted (in Shares)		24,680		936		478

[1]	Retrospectively restated for effect of reverse share split on January 14, 2025 (see Note 12).
[2]	Retrospectively restated for effect of reverse share split on January 14, 2025, May 21, 2026 and August 14, 2026, respectively for share-count and earnings-per-share data only. The historical legal capital information reflects the legal position at each respective balance sheet date before retrospective adjustment (see Notes 12 and 16). On July 6, 2026, the Company approved a statutory share capital reduction, a non-adjusting subsequent event not reflected in the closing share capital balance (see Note 16).